UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS

April 30, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (97.20%)

AUTOMOBILES & COMPONENTS – (1.10%)
8,353,000	Harley-Davidson, Inc.	$528,911,960
CAPITAL GOODS – (3.61%)
52,996,306	Tyco International Ltd.	1,729,269,465
CAPITAL MARKETS – (5.18%)
8,451,920	Ameriprise Financial, Inc.	502,635,682
6,734,000	E*TRADE Financial Corp.*	148,787,730
9,405,410	Julius Baer Holding, Ltd. AG (Switzerland)	661,162,748
16,565,000	Mellon Financial Corp.	711,135,450
3,842,580	Morgan Stanley	322,815,146
1,991,400	State Street Corp.	137,147,718
		2,483,684,474
COMMERCIAL BANKS – (7.48%)
7,023,000	Commerce Bancorp, Inc.	234,849,120
67,074,886	HSBC Holdings PLC (United Kingdom)	1,244,723,176
17,435,342	Wachovia Corp.	968,358,895
31,759,600	Wells Fargo & Co.	1,139,852,044
		3,587,783,235
COMMERCIAL SERVICES & SUPPLIES – (0.94%)
5,015,400	D&B Corp. (c)	452,890,620
CONSUMER DURABLES & APPAREL – (0.22%)
1,183,037	Hunter Douglas NV (Netherlands)	107,440,358
CONSUMER FINANCE – (4.68%)
37,034,100	American Express Co.	2,246,858,847
CONSUMER SERVICES – (1.11%)
2,732,000	Apollo Group, Inc., Class A*	129,196,280
17,739,200	H&R Block, Inc. (c)	401,083,312
		530,279,592
DIVERSIFIED FINANCIAL SERVICES – (6.97%)
19,081,316	Citigroup Inc.	1,023,140,164
33,219,640	JPMorgan Chase & Co.	1,730,743,244
8,928,200	Moody’s Corp.	590,332,584
		3,344,215,992
ENERGY – (11.40%)
9,343,000	Canadian Natural Resources Ltd. (Canada)	556,936,230
145,001,500	China Coal Energy Co., Shares H* (China)	144,030,177
25,965,186	ConocoPhillips	1,800,685,649
14,458,786	Devon Energy Corp.	1,053,611,736
11,544,100	EOG Resources, Inc.	847,798,704
13,593,400	Occidental Petroleum Corp.	689,185,380
4,371,700	Transocean Inc.*	376,840,540
		5,469,088,416

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

FOOD & STAPLES RETAILING – (5.57%)
26,737,600	Costco Wholesale Corp. (c)	$1,432,199,544
16,765,445	CVS Caremark Corp.	607,579,727
13,233,000	Wal-Mart Stores, Inc.	634,125,360
		2,673,904,631
FOOD, BEVERAGE & TOBACCO – (7.14%)
24,694,700	Altria Group, Inc.	1,701,958,724
30,967,549	Diageo PLC (United Kingdom)	655,794,319
8,097,950	Heineken Holding NV (Netherlands)	377,165,915
5,405,900	Hershey Co.	297,108,264
11,730,325	Kraft Foods Inc., Class A	392,613,978
		3,424,641,200
HEALTH CARE EQUIPMENT & SERVICES – (2.51%)
5,061,600	Cardinal Health, Inc.	354,058,920
3,078,000	Express Scripts, Inc.*	294,133,680
10,485,000	UnitedHealth Group Inc.	556,334,100
		1,204,526,700
HOUSEHOLD & PERSONAL PRODUCTS – (1.39%)
5,322,000	Avon Products, Inc.	211,815,600
7,060,000	Procter & Gamble Co.	454,028,600
		665,844,200
INSURANCE BROKERS – (0.70%)
8,617,400	Aon Corp.	333,924,250
LIFE & HEALTH INSURANCE – (0.49%)
2,588,000	Principal Financial Group, Inc.	164,312,120
1,493,400	Sun Life Financial Inc. (Canada) (b)	70,712,490
		235,024,610
MATERIALS – (4.58%)
4,668,500	BHP Billiton PLC (United Kingdom)	105,398,920
4,019,100	Martin Marietta Materials, Inc. (c)	586,065,162
1,654,000	Rio Tinto PLC (United Kingdom)	101,639,594
26,159,400	Sealed Air Corp. (c)	860,644,260
4,400,520	Vulcan Materials Co.	544,212,308
		2,197,960,244
MEDIA – (5.72%)
40,717,050	Comcast Corp., Special Class A*	1,074,726,535
1,620,900	Gannett Co., Inc.	92,488,554
4,778,665	Lagardere S.C.A. (France) (b)	377,708,013
1,232,550	Liberty Media Corp. – Capital, Series A*	139,179,546
32,790,500	News Corp., Class A	734,179,295

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

MEDIA – (Continued)
7,615,175	Virgin Media Inc. (United Kingdom)	$192,359,320
8,941,680	WPP Group PLC (United Kingdom)	133,389,857
		2,744,031,120
MULTI-LINE INSURANCE – (6.20%)
27,356,210	American International Group, Inc.	1,912,472,641
22,476,600	Loews Corp.	1,063,592,712
		2,976,065,353
PROPERTY & CASUALTY INSURANCE – (5.87%)
1,987,000	Ambac Financial Group, Inc.	182,406,600
11,263	Berkshire Hathaway Inc., Class A*	1,229,919,600
13,275	Berkshire Hathaway Inc., Class B*	48,161,700
3,218,400	Chubb Corp.	173,246,472
86,130	Markel Corp.*	39,525,918
6,160,000	Millea Holdings, Inc. (Japan)	229,417,919
39,560,400	Progressive Corp. (Ohio) (c)	912,658,428
		2,815,336,637
REAL ESTATE – (1.43%)
10,749,204	General Growth Properties, Inc.	686,336,675
94,000	Hang Lung Group Ltd. (Hong Kong)	360,218
		686,696,893
REINSURANCE – (1.04%)
617,200	Everest Re Group, Ltd.	62,115,008
6,293,762	Transatlantic Holdings, Inc. (c)	437,353,521
		499,468,529
RETAILING – (3.40%)
6,964,000	Amazon.com, Inc.*	426,997,660
7,062,000	Bed Bath & Beyond Inc.*	287,776,500
7,210,500	CarMax, Inc.*	179,685,660
2,367,750	Expedia, Inc.*	55,961,771
2,367,750	IAC/InterActiveCorp*	90,282,307
6,162,750	Liberty Media Corp. – Interactive, Series A*	154,346,074
6,600,000	Lowe’s Cos, Inc.	201,696,000
1,236,000	Sears Holdings Corp.*	236,014,200
		1,632,760,172
SOFTWARE & SERVICES – (3.09%)
19,254,450	Iron Mountain Inc.* (c)	541,050,045
31,385,800	Microsoft Corp.	939,847,781
		1,480,897,826

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2007 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

TECHNOLOGY HARDWARE & EQUIPMENT – (2.32%)
6,448,000	Agilent Technologies, Inc.*	$221,617,760
19,401,000	Dell Inc.*	489,390,225
6,654,400	Hewlett-Packard Co.	280,416,416
4,830,300	Nokia Oyj, ADR (Finland)	121,965,075
		1,113,389,476
TELECOMMUNICATION SERVICES – (1.39%)
8,171,000	SK Telecom Co., Ltd., ADR (South Korea)	202,885,930
23,072,000	Sprint Nextel Corp.	462,132,160
		665,018,090
TRANSPORTATION – (1.67%)
71,965,518	China Merchants Holdings International Co., Ltd. (China)	315,557,536
48,169,100	Cosco Pacific Ltd. (China)	117,614,774
1,852,800	Kuehne & Nagel International AG, Registered (Switzerland)	170,130,838
2,794,000	United Parcel Service, Inc., Class B	196,781,420
		800,084,568

	Total Common Stock – (identified cost $27,947,123,890)	46,629,997,458

CONVERTIBLE BONDS – (0.26%)

TELECOMMUNICATION SERVICES – (0.26%)
$68,500,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $68,500,000)	126,553,750

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2007 (Unaudited)

Principal	Security	Value
REPURCHASE AGREEMENTS – (2.45%)

$263,667,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.23%,
	05/01/07, dated 04/30/07, repurchase value of $263,705,305
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.50%-6.183%, 04/01/21-02/01/44, total market
	value $268,940,340)	$263,667,000
263,667,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.23%,
	05/01/07, dated 04/30/07, repurchase value of $263,705,305
	(collateralized by: U.S. Government agency mortgage in a pooled
	cash account, 5.00%, 10/01/35, total market value $268,940,340)	263,667,000
395,500,000	Nomura Securities International, Inc. Joint Repurchase Agreement,
	5.24%, 05/01/07, dated 04/30/07, repurchase value of $395,557,567
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 3.111%-7.212%, 01/01/23-05/01/46, total market
	value $403,410,000)	395,500,000
250,216,000	UBS Securities LLC Joint Repurchase Agreement, 5.24%,
	05/01/07, dated 04/30/07, repurchase value of $250,252,420
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.50%-7.00%, 06/01/18-04/01/37, total market
	value $255,220,320)	250,216,000

	Total Repurchase Agreements – (identified cost $1,173,050,000)	1,173,050,000

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2007 (Unaudited)

Principal	Security	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.41%)

MONEY MARKET INSTRUMENTS – (0.05%)

$21,570,011	UBS Private Money Market LLC, 5.215968%	$21,570,011

REPURCHASE AGREEMENTS – (0.36%)

39,335,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.23%,
	05/01/07, dated 04/30/07, repurchase value of $39,340,715
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.50%-6.183%, 04/01/21-02/01/44, total market
	value $40,121,700)	39,335,000
39,335,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.23%,
	05/01/07, dated 04/30/07, repurchase value of $39,340,715
	(collateralized by: U.S. Government agency mortgage in a pooled
	cash account, 5.00%, 10/01/35, total market value $40,121,700)	39,335,000
59,002,000	Nomura Securities International, Inc. Joint Repurchase Agreement,
	5.24%, 05/01/07, dated 04/30/07, repurchase value of $59,010,588
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, , 3.111%-7.212%, 01/01/23-05/01/46, total market
	value $60,182,040)	59,002,000
37,328,000	UBS Securities LLC Joint Repurchase Agreement, 5.24%,
	05/01/07, dated 04/30/07, repurchase value of $37,333,433
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.50%-7.00%, 06/01/18-04/01/37, total market
	value $38,074,560)	37,328,000

	Total Repurchase Agreements	175,000,000

	Total Investment of Cash Collateral for
	Securities Loaned – (identified cost $196,570,011)	196,570,011

Total Investments – (100.32%)
(identified cost $29,385,243,901) – (a)	48,126,171,219
Liabilities Less Other Assets – (0.32%)	(151,605,157)
Net Assets – (100.00%)	$47,974,566,062

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2007 (Unaudited)

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $29,397,324,419. At April 30, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$18,885,526,122
Unrealized depreciation	(156,679,322)
Net unrealized appreciation	$18,728,846,800

(b)    Security is partially on loan – The Fund has entered into a securities lending arrangement with UBS Securities LLC. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Securities LLC is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of April 30, 2007, the Fund had on loan securities valued at $188,723,175; cash of $196,570,011 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

(c)    Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the nine months ended April 30, 2007. The aggregate fair value of the securities of affiliated companies held by the Fund as of April 30, 2007, amounts to $5,623,944,892. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares July 31, 2006	Gross Additions	Gross Reductions	Shares April 30, 2007	Dividend Income
Costco Wholesale Corp.	24,330,600	2,407,000	–	26,737,600	$10,348,508
D&B Corp.	5,015,400	–	–	5,015,400	1,253,850
Golden West Financial
Corp. (d)(e)	16,588,500	–	16,588,500	–	1,327,080
H&R Block, Inc.	17,739,200	–	–	17,739,200	7,184,376
Iron Mountain Inc. (f)	12,836,300	6,418,150	–	19,254,450	–
Martin Marietta Materials, Inc.	4,019,100	–	–	4,019,100	3,315,758
Progressive Corp. (Ohio)	39,560,400	–	–	39,560,400	692,307
Sealed Air Corp. (f)	13,079,700	13,079,700	–	26,159,400	6,539,850
Transatlantic Holdings, Inc.	6,293,762	–	–	6,293,762	2,548,974

(d)    Not an affiliate as of April 30, 2007.

(e)    Gross reductions due to merger.

(f)    Gross additions due to stock split.

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2007 (Unaudited)

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS

April 30, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (99.81%)

AUTOMOBILES & COMPONENTS – (4.18%)
10,800	Continental AG (Germany)	$1,510,372
15,400	Harley-Davidson, Inc.	975,128
		2,485,500
CAPITAL GOODS – (0.90%)
6,500	3M Co.	538,005
CAPITAL MARKETS – (10.09%)
123,000	E*TRADE Financial Corp.*	2,717,685
9,200	Legg Mason, Inc.	912,548
26,000	Mellon Financial Corp.	1,116,180
19,200	UBS AG, Registered (Switzerland)	1,246,080
		5,992,493
CONSUMER SERVICES – (1.10%)
13,900	Apollo Group, Inc., Class A*	657,331
DIVERSIFIED FINANCIAL SERVICES – (2.02%)
23,000	JPMorgan Chase & Co.	1,198,300
ENERGY – (4.91%)
13,000	Devon Energy Corp.	947,310
12,600	EOG Resources, Inc.	925,344
12,100	Transocean Inc.*	1,043,020
		2,915,674
FOOD & STAPLES RETAILING – (2.63%)
16,800	Costco Wholesale Corp.	899,892
13,800	Wal-Mart Stores, Inc.	661,296
		1,561,188
FOOD, BEVERAGE & TOBACCO – (0.64%)
5,500	Altria Group, Inc.	379,060
HEALTH CARE EQUIPMENT & SERVICES – (4.16%)
5,100	Cardinal Health, Inc.	356,745
28,200	Omnicare, Inc.	935,394
22,200	UnitedHealth Group Inc.	1,177,932
		2,470,071
HOUSEHOLD & PERSONAL PRODUCTS – (3.34%)
49,900	Avon Products, Inc.	1,986,020
MATERIALS – (6.69%)
37,700	BHP Billiton PLC (United Kingdom)	851,138
32,400	Companhia Vale do Rio Doce, ADR (Brazil)	1,107,756
20,000	Monsanto Co.	1,179,800
13,600	Rio Tinto PLC (United Kingdom)	835,731
		3,974,425

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS – (Continued)

April 30, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

MEDIA – (19.49%)
64,500	Comcast Corp., Special Class A*	$1,702,478
54,500	Lagardere S.C.A. (France)	4,307,707
11,100	Liberty Media Corp. - Capital, Series A*	1,253,412
110,900	News Corp., Class A	2,483,051
122,800	WPP Group PLC (United Kingdom)	1,831,901
		11,578,549
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (3.03%)
10,200	Amgen Inc.*	654,534
43,400	Pfizer Inc.	1,148,364
		1,802,898
PROPERTY & CASUALTY INSURANCE – (3.98%)
12,600	AMBAC Financial Group, Inc.	1,156,680
5	Berkshire Hathaway Inc., Class A*	546,000
9,500	MBIA Inc.	660,820
		2,363,500
RETAILING – (10.40%)
10,700	Bed Bath & Beyond Inc.*	436,025
42,000	CarMax, Inc.*	1,046,640
19,300	Home Depot, Inc.	730,891
55,500	Liberty Media Corp. - Interactive, Series A*	1,389,997
26,500	Lowe’s Cos, Inc.	809,840
9,240	Sears Holdings Corp.*	1,764,378
		6,177,771
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (2.41%)
41,700	Texas Instruments Inc.	1,433,229
SOFTWARE & SERVICES – (5.20%)
103,100	Microsoft Corp.	3,087,330
TECHNOLOGY HARDWARE & EQUIPMENT – (11.85%)
48,200	Cisco Systems, Inc.*	1,289,591
58,600	Dell Inc.*	1,478,185
42,600	Hewlett-Packard Co.	1,795,164
13,400	International Business Machines Corp.	1,369,614
43,500	Nokia Oyj (Finland)	1,107,699
		7,040,253
TELECOMMUNICATION SERVICES – (1.21%)
35,800	Sprint Nextel Corp.	717,074
TRANSPORTATION – (1.58%)
8,200	Union Pacific Corp.	936,850

Total Common Stock – (identified cost $45,301,755)	59,295,521

2

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS – (Continued)

April 30, 2007 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (0.24%)

$33,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.23%,
	05/01/07, dated 04/30/07, repurchase value of $33,005
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.50%-6.183%, 04/01/21-02/01/44,
	total market value $33,660)	$33,000
33,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.23%,
	05/01/07, dated 04/30/07, repurchase value of $33,005
	(collateralized by: U.S. Government agency mortgage
	in a pooled cash account, 5.00%, 10/01/35,
	total market value $33,660)	33,000
49,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.24%,
	05/01/07, dated 04/30/07, repurchase value of $49,007
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 3.111%-7.212%, 01/01/23-05/01/46,
	total market value $49,980)	49,000
30,000	UBS Securities LLC Joint Repurchase Agreement, 5.24%,
	05/01/07, dated 04/30/07, repurchase value of $30,004
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-7.00%, 06/01/18-04/01/37,
	total market value $30,600)	30,000

	Total Short Term Investments – (identified cost $145,000)	145,000

Total Investments – (100.05%) – (identified cost $45,446,755) – (a)	59,440,521
Liabilities Less Other Assets – (0.05%)	(29,634)
Net Assets – (100.00%)	$59,410,887

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $45,467,988. At April 30, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$14,761,649
Unrealized depreciation	(789,116)
Net unrealized appreciation	$13,972,533

3

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS – (Continued)

April 30, 2007 (Unaudited)

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

4

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: June 28, 2007

By /s/ Douglas A. Haines

Douglas A. Haines
Principal Financial officer

Date: June 28, 2007